Long-term receivables and prepaid expenses (Tables)	12 Months Ended
Jun. 30, 2025
Long-term receivables and prepaid expenses
Schedule of long-term receivables and prepaid expenses

	2025	2024
for the year ended 30 June	Rm	Rm
Total long-term receivables	3 635	3 716
Impairment of long-term receivables*	(83)	(156)
Short-term portion	(668)	(509)
	2 884	3 051
Long-term prepaid expenses[1]	659	979
	3 543	4 030
Comprising:
Long-term receivables (interest-bearing) - joint operations	1 086	879
Long-term loans	1 798	2 172
	2 884	3 051
1	Includes non-cash movement of R145 million (2024: R758 million) related to an electricity supply contract at our Secunda Operations.
*	Impairment of long-term loans and receivables

Long-term loans and receivables are considered for impairment under the expected credit loss model. Refer to note 35.2 for detail on the impairments recognised.